Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenue	$ 864	$ 7,117
Cost of revenues	(1,549)	(8,265)
Gross loss	(685)	(1,148)
Operating expenses:
General and administrative expenses	(5,324)	(12,850)
Selling expenses	(315)	(865)
Research and development expenses	(34)	(2,133)
Total operating expenses	(5,673)	(15,848)
loss from operations	(6,358)	(16,996)
Other loss, net:
Other income (expenses), net	6,603	(557)
Interest income, net	(2,551)	21
Financial expenses		(15,000)
Changes in fair value of derivative warrant liabilities	(45)	(153)
Total other income (loss)	4,007	(15,689)
Loss before income tax provision	(2,351)	(32,685)
Income tax provision
Net loss	(2,351)	(32,685)
Less: Net loss contributed to noncontrolling interests from continuing operations	(115)	(479)
Net loss attributable to shareholders	(2,236)	(32,206)
Other comprehensive loss
Foreign currency translation loss	(297)	(342)
Total comprehensive loss	$ (2,648)	$ (33,027)
Loss per ordinary share attributable to shareholders
Basic (in Dollars per share)	$ (0.01)	$ (0.11)
Diluted (in Dollars per share)	$ (0.01)	$ (0.11)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	292,199,693	292,199,693
Diluted (in Shares)	292,199,693	292,199,693